Cover	Feb. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 01, 2024
Entity File Number	000-54875
Entity Registrant Name	Sustainable Projects group Inc.
Entity Central Index Key	0001500305
Entity Tax Identification Number	81-5445107
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Tankedraget 7
Entity Address, City or Town	Aalborg
Entity Address, Country	DK
Entity Address, Postal Zip Code	9000
City Area Code	305
Local Phone Number	814-2915
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false